Commitments and contingencies - Schedule of Capital Commitments Related to Royalty Fee (Detail) - Royalty Fee [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Product Royalty Future Minimum Payment Due [Line Items]
2019	¥ 8,220
Total	¥ 8,220